Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net (loss) income	$ (5,679,082)	$ 1,506,702	$ 2,133,188
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation of property and equipment	515,982	404,881	272,237
Amortization of intangible assets	6,213
Amortization of right-of-use assets	1,031	97,095	158,180
Share-based compensation expenses	4,408,200
Impairment loss on long-term investments	1,121,382
Provision for impairment of inventory	55,510	5,936
Provision for impairment of contract costs	11,827
(Recovery) provision of credit loss	(6,650)	(5,079)	17,606
Deferred income tax	(21,916)	254,224	(4,304)
Loss on disposal of property and equipment	24,905	648
Changes in operating assets and liabilities:
Accounts receivable	(705,865)	(1,129,372)	(489,078)
Other receivables-bank acceptance notes	(511,554)	302,846	(294,440)
Advances to suppliers	196,125	(151,983)	(223,562)
Other receivables	28,631	(35,657)	760,209
Inventories	(39,787)	(180,335)	194,674
Contract costs	(109,388)
Accounts payable	75,993	348,641	224,538
Advances from customers	120,746	343,470	(34,598)
Other payables	7,696		50,474
Payroll payable	134,421	(32,932)	166,388
Taxes payable	662,925	(269,691)	354,593
Amounts due to related parties	3,422	(70,819)	(348,333)
Change in operating lease liabilities	(5,794)	(88,586)	(85,075)
Net cash provided by operating activities	294,973	1,299,989	2,852,697
Cash flows from investing activities
Purchase of property and equipment	(945,918)	(761,792)	(1,439,365)
Purchase of intangible asset	(37,698)
Proceeds from disposal of property and equipment	28,083		6,558
Purchase of long-term investment	(2,478,000)
Net cash used in investing activities	(3,433,533)	(761,792)	(1,432,807)
Cash flows from financing activities
Proceeds from short-term loans	1,404,163	1,419,094	1,709,764
Shareholder contribution			148,675
Dividends			(352,123)
Repayment of short-term loans	(280,833)	(2,483,415)	(966,388)
Proceeds from initial public offering, net	3,293,096
Payments of deferred offering costs	(264,950)	(172,179)	(144,000)
Principal payments under finance lease obligations		(12,488)	(230,372)
Net cash provided by (used in) financing activities	4,151,476	(1,248,988)	165,556
Effect of foreign exchange rate change on cash and cash equivalents	11,563	(26,296)	(99,156)
Net increase (decrease) in cash and cash equivalents	1,024,479	(737,087)	1,486,290
Cash and cash equivalents at the beginning of the year	1,056,236	1,793,323	307,033
Cash and cash equivalents at the end of the year	2,080,715	1,056,236	1,793,323
Supplemental disclosures of cash flow information:
Interest paid	36,769	59,477	101,459
Income taxes paid	113,108	205,761	53,991
Non-cash investing activities:
Right-of-use assets acquired under operating lease	39,526
Liabilities incurred for purchase of property and equipment	208,651	21,257
Liabilities incurred for purchase of intangible assets	$ 36,859